Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
Year	Summary Compensation Table Total for PEO Daniel Peisert(2)	Compensation Actually Paid to PEO Daniel Peisert(3)	Summary Compensation Table Total for PEO Heather Mason(2)	Compensation Actually Paid to PEO Heather Mason(3)	Summary Compensation Table Total for PEO Brendan O’Grady(2)	Compensation Actually Paid to PEO Brendan O’Grady(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(6)	Net Income (Loss)(7) (in thousands)
2024	$618,613	$391,713	$1,077,984	$852,219	$3,012,703	$2,569,793	$942,579	$744,973	$40	$(21,581)
2023	$3,263,989	$(3,632,048)	N/A	N/A	N/A	N/A	$1,072,697	$(1,186,801)	$49	$(331,942)
2022	$5,993,818	$10,805,836	N/A	N/A	N/A	N/A	$2,118,886	$3,643,883	$197	$109,625

(1)
The following table shows the principal executive officer(s) (PEO(s)) and Non-PEO NEOs for each of 2024, 2023 and 2022:

Year	PEO	Non-PEO NEOs
2024	Brendan P. O’Grady, Heather L. Mason, Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2023	Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2022	Daniel A. Peisert	Paul Schwichtenberg, Ajay Patel

(2)
The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.

(3)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for the year ended December 31, 2024:

	Reported Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards(a)	Add (Deduct) Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Brendan P. O’Grady	$3,012,703	$2,082,420	$1,639,510	$2,569,793
Heather L. Mason	$1,077,984	$551,980	$326,215	$852,219
Daniel A. Peisert	$618,613	$—	$(226,900)	$391,713

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the year ended December 31, 2024, are as follows:
PEO	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Brendan P. O’Grady	$1,639,510	$—	$—	$—	$—	$—	$1,639,510
Heather L. Mason	$1,048	$—	$332,889	$(7,722)	$—	$—	$326,215
Daniel A. Peisert	$—	$—	$—	$220,012	$(446,912)	$—	$(226,900)

(4)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEOs) included for purposes of calculating the average amounts in each applicable year are as follows for 2024, 2023 and 2022, Ajay Patel and Paul Schwichtenberg.

(5)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEOs) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEOs) for the applicable year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add (Deduct) Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$942,579	$298,979	$101,373	$744,973

a.
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$255,192	$(115,899)	$—	$(37,920)	$—	$—	$101,373

(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The following table shows the principal executive officer(s) (PEO(s)) and Non-PEO NEOs for each of 2024, 2023 and 2022:
Year	PEO	Non-PEO NEOs
2024	Brendan P. O’Grady, Heather L. Mason, Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2023	Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2022	Daniel A. Peisert	Paul Schwichtenberg, Ajay Patel

Adjustment To PEO Compensation, Footnote
(1)
The following table shows the principal executive officer(s) (PEO(s)) and Non-PEO NEOs for each of 2024, 2023 and 2022:
Year	PEO	Non-PEO NEOs
2024	Brendan P. O’Grady, Heather L. Mason, Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2023	Daniel A. Peisert	Ajay Patel, Paul Schwichtenberg
2022	Daniel A. Peisert	Paul Schwichtenberg, Ajay Patel

(2)
The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.

(3)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid for the year ended December 31, 2024:

	Reported Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards(a)	Add (Deduct) Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Brendan P. O’Grady	$3,012,703	$2,082,420	$1,639,510	$2,569,793
Heather L. Mason	$1,077,984	$551,980	$326,215	$852,219
Daniel A. Peisert	$618,613	$—	$(226,900)	$391,713

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the year ended December 31, 2024, are as follows:
PEO	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Brendan P. O’Grady	$1,639,510	$—	$—	$—	$—	$—	$1,639,510
Heather L. Mason	$1,048	$—	$332,889	$(7,722)	$—	$—	$326,215
Daniel A. Peisert	$—	$—	$—	$220,012	$(446,912)	$—	$(226,900)

Non-PEO NEO Average Total Compensation Amount	$ 942,579	$ 1,072,697	$ 2,118,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 744,973	(1,186,801)	3,643,883
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEOs) included for purposes of calculating the average amounts in each applicable year are as follows for 2024, 2023 and 2022, Ajay Patel and Paul Schwichtenberg.

(5)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEOs), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEOs) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEOs) for the applicable year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add (Deduct) Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$942,579	$298,979	$101,373	$744,973

a.
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$255,192	$(115,899)	$—	$(37,920)	$—	$—	$101,373

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 40	49	197
Net Income (Loss)	(21,581,000)	(331,942,000)	109,625,000
Brendan P.O'Grady [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,012,703
PEO Actually Paid Compensation Amount	$ 2,569,793
PEO Name	Brendan P. O’Grady,
Brendan P.O'Grady [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,639,510
Brendan P.O'Grady [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,082,420
Brendan P.O'Grady [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,639,510
Brendan P.O'Grady [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,639,510
Brendan P.O'Grady [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Brendan P.O'Grady [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Brendan P.O'Grady [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Brendan P.O'Grady [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Brendan P.O'Grady [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Heather L. Mason [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,077,984
PEO Actually Paid Compensation Amount	$ 852,219
PEO Name	Heather L. Mason
Heather L. Mason [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 326,215
Heather L. Mason [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,980
Heather L. Mason [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,215
Heather L. Mason [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,048
Heather L. Mason [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Heather L. Mason [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,889
Heather L. Mason [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,722)
Heather L. Mason [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Heather L. Mason [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel A. Peisert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	618,613	3,263,989	5,993,818
PEO Actually Paid Compensation Amount	$ 391,713	$ (3,632,048)	$ 10,805,836
PEO Name	Daniel A. Peisert
Daniel A. Peisert [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (226,900)
Daniel A. Peisert [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel A. Peisert [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,900)
Daniel A. Peisert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel A. Peisert [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel A. Peisert [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel A. Peisert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,012
Daniel A. Peisert [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,912)
Daniel A. Peisert [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(298,979)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,373
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,192
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,899)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,920)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount